CONSOLIDATED BALANCE SHEETS (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 16,134		$ 10,329				$ 227,932
Accounts receivable, net	110,876		33,484				56,964
Other current assets	14,000		21,086				647
Total current assets	141,010		64,899				285,543
NON-CURRENT ASSETS:
Right-of-use lease asset	97,435		108,863			$ 135,182
Property, plant and equipment, net	6,079		5,280				7,963
Other assets	28,000		3,000
Total non-current assets	131,514		117,143				7,963
Total assets	272,524		182,042				293,506
Current liabilities:
Accounts payable and accrued liabilities	88,475		112,671				175,702
Lease liability - Current	23,203		21,050
Notes payable	170,000
Line of credit	39,191		46,845
Total current liabilities	320,869		180,566				175,702
Non-current liabilities:
Lease liability	76,151		89,088
Government grant	445,400		445,400				445,300
Notes payable, net of discount $0 and $5,694, respectively			164,306
Notes payable, net of discount non current	0		5,694				0
Total non-current liabilities	521,551		698,794				445,300
Total liabilities	842,420		879,360				621,002
Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 9,485,000 shares and 15,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	$ 94,850		$ 150,000				$ 150,000
Common stock, par value	$ 0.01		$ 0.01				$ 0.01
Common stock, shares authorized	50,000,000		50,000,000				50,000,000
Common stock, shares issued	9,485,000		15,000,000				15,000,000
Common stock, shares outstanding	9,485,000		15,000,000				15,000,000
Subscription receivables	$ (25,000)
Additional paid-in capital	4,979,172		(142,702)				$ (143,318)
Accumulated deficit	(5,618,918)		(704,616)				(334,178)
Total stockholders’ deficit	(569,896)	$ (475,068)	(697,318)	$ (533,039)	$ (244,303)		(327,496)	$ (51,570)
Total liabilities and stockholders’ deficit	272,524		$ 182,042				$ 293,506
Previously Reported [Member]
Current assets:
Cash and cash equivalents	16,134
Accounts receivable, net	110,876
Other current assets	14,000
Total current assets	141,010
NON-CURRENT ASSETS:
Right-of-use lease asset	97,435
Property, plant and equipment, net	6,079
Other assets	28,000
Total non-current assets	131,514
Total assets	272,524
Current liabilities:
Accounts payable and accrued liabilities	88,475
Lease liability - Current	23,203
Notes payable	170,000
Line of credit	39,191
Total current liabilities	320,869
Non-current liabilities:
Lease liability	76,151
Government grant	445,400
Notes payable, net of discount $0 and $5,694, respectively
Total non-current liabilities	521,551
Total liabilities	842,420
Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 9,485,000 shares and 15,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	$ 94,850
Common stock, shares authorized	15,000,000
Subscription receivables	$ (25,000)
Additional paid-in capital	4,617,448
Accumulated deficit	(5,257,194)
Total stockholders’ deficit	(569,896)	$ (475,068)
Total liabilities and stockholders’ deficit	272,524
Revision of Prior Period, Adjustment [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Other current assets
Total current assets
NON-CURRENT ASSETS:
Right-of-use lease asset
Property, plant and equipment, net
Other assets
Total non-current assets
Total assets
Current liabilities:
Accounts payable and accrued liabilities
Lease liability - Current
Notes payable
Line of credit
Total current liabilities
Non-current liabilities:
Lease liability
Government grant
Notes payable, net of discount $0 and $5,694, respectively
Total non-current liabilities
Total liabilities
Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 9,485,000 shares and 15,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively
Common stock, par value	$ 0.01
Subscription receivables
Additional paid-in capital	361,724
Accumulated deficit	(361,724)
Total stockholders’ deficit
Total liabilities and stockholders’ deficit